Supplementary Balance Sheet Information (Tables)	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Aggregate Fair Value and Unrealized Holding Gains and Losses by Major Security Type

The amortized cost basis, aggregate fair value and unrealized holding gains and losses by major security type were as follows:

Available-for-sale securities:

	December 31, 2014
	Amortized cost	Aggregate fair value	Unrealized Gains	Unrealized losses
	$ in thousands
Government and corporate bonds:
Classified as long term*	5,942	5,890	2	(54)

	5,942	5,890	2	(54)

Held- to- maturity bonds:

	December 31, 2013
	Amortized cost	Aggregate fair value	Unrealized Gains (1)	Unrealized losses
	$ in thousands
Government and corporate bonds:
Classified as short term	5,265	5,279	27	(13)
Classified as long term*	13,106	12,949	24	(181)

	18,371	18,228	51	(194)

*	Mature in less than 5 years

Balance and Changes in Allowance
(i)	Trade accounts receivable are presented net of an allowance for doubtful accounts, the balance and the changes in the allowance are comprised as follows:

	Year ended December 31
	2014	2013	2012
	$ in thousands
Balance at beginning of year	3,874	4,565	4,330
Increase (decrease) during the year	485	(93)	1,849
Bad debt written off	(927)	(598)	(1,614)

Balance at end of year	3,432	3,874	4,565

Other Accounts Receivable

	December 31
	2014	2013
	$ in thousands
(ii) Other:
Employees	1,014	1,360
Prepaid expenses	21,088	14,122
Deposits in respect of rent and other	3,488	3,221
Government departments and agencies (mainly value added tax refundable)	8,522	5,591
Advance payments to suppliers	2,311	5,299
Derivative assets	1,665	1,319
Sundry	988	634

	39,076	31,546

Accounts Payable and Accruals Other
d.	Accounts payable and accruals – other

	December 31
	2014	2013
	$ in thousands
Employees and employee institutions	28,932	23,812
Government departments and agencies	11,610	9,903
Derivative liabilities	2,109	131
Accrued expenses	33,511	18,942
Sundry	5,585	2,694

	81,747	55,482

Schedule of Deferred Revenue
e.	Deferred income

	December 31
	2014	2013
	$ in thousands
Deferred income relating to warranty and installations commitments(*)	25,916	21,408
Deferred income	12,092	3,446

	38,008	24,854

*	The changes in deferred revenues relating to warranty and installation commitments:

Changes in Deferred Revenues
	Year ended December 31
	2014	2013
	$ in thousands
Balance at beginning of year	21,408	15,588
Revenue recognized during the year	(25,661)	(21,173)
Deferred revenues acquired	7,392
Deferred revenue relating to new sales	22,777	26,993

Balance at end of year	25,916	21,408

Accumulated Other Comprehensive Income (Loss)
f.	Accumulated other comprehensive income (loss)

	December 31
	2014	2013	2012
	$ in thousands
Accumulated gain (loss) in respect of derivative instruments designated for cash flows hedge, net of tax	(1,928)	409	628
Accumulated realized and unrealized loss on available for sale securities, net	(52)

	(1,980)	409	628